UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21353

                           SEI OPPORTUNITY FUND, L.P.
               (Exact name of registrant as specified in charter)

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                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19801
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 676-1114

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2006


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ITEM 1.   SCHEDULE OF INVESTMENTS




SEI OPPORTUNITY FUND, L.P.
Quarterly Report (Unaudited)
December 31, 2006




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
                                                     SEI Opportunity Fund, L.P.
                                                 Schedule of Investments (Unaudited)
                                                          December 31, 2006

  SEI Opportunity Fund, L.P. (the "Fund") invests substantially all of its assets in SEI Opportunity Master Fund, L.P. (the
  "Master Fund"). As of December 31, 2006, the Fund owned 3.86% of the Master Fund. The schedule of investments of the Master
  Fund is as follows:


                                                         FIRST                                           % OF
                                                      ACQUISITION                                       MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS*                          DATE          COST          FAIR VALUE        CAPITAL        LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------
Convertible Bond Hedging:
   Alta Partners Discount Convertible Arbitrage,
      LP                                               10/01/2003   $  3,721,393     $  2,396,330         0.34%        Quarterly
   Lydian Partners II, LP                              10/01/2003     20,910,000       24,484,218         3.51         Quarterly
                                                                   ---------------------------------------------
Total Convertible Bond Hedging                                        24,631,393       26,880,548         3.85


Credit Hedging:
   Solus, LLC                                          01/01/2004     17,716,286       22,365,669         3.21         Quarterly
   Southpaw Credit Opportunity Partners, LP            08/01/2005     19,250,000       21,512,871         3.09         Quarterly
   Strategic Value Credit Opportunities Fund, LP       09/01/2005     29,000,000       32,541,014         4.67          Annual
                                                                   ---------------------------------------------
Total Credit Hedging                                                  65,966,286       76,419,554        10.97


Equity Market Neutral:
   Analytic Japanese Equity Market Neutral
      Offshore, Ltd. (b)                               05/01/2006      9,938,000       10,374,591         1.49          Monthly
   Analytic US Market Neutral II, LLC                  05/01/2006      9,938,000       10,316,842         1.48          Monthly
   Thales Fund, LP                                     10/01/2003     24,016,000       25,999,766         3.73         Quarterly
                                                                   ---------------------------------------------
Total Equity Market Neutral                                           43,892,000       46,691,199         6.70


Event:
   Golden Tree Capital Solutions Fund                  11/01/2006      8,000,000        8,277,174         1.19         Quarterly
   Highland Crusader Fund, LP                          12/01/2005     24,000,000       32,405,145         4.65         Quarterly
   Strategic Value Restructuring Fund, LP              01/01/2006     20,000,000       23,756,707         3.41          Annual
                                                                   ---------------------------------------------
Total Event                                                           52,000,000       64,439,026         9.25


Fixed Income:
   Nayan Capital Fund Limited (b)                      07/01/2005     33,000,000       33,966,041         4.87          Monthly
   Smith Breeden Mortgage Partners, LP                 11/01/2005     34,000,000       36,665,644         5.26         Quarterly
                                                                   ---------------------------------------------
                                                                      67,000,000       70,631,685        10.13
Total Fixed Income




                                                     SEI Opportunity Fund, L.P.
                                           Schedule of Investments (continued) (Unaudited)
                                                          December 31, 2006


                                                         FIRST                                           % OF
                                                      ACQUISITION                                       MEMBERS'
INVESTMENTS IN INVESTMENT FUNDS*                          DATE           COST          FAIR VALUE       CAPITAL        LIQUIDITY**
------------------------------------------------------------------------------------------------------------------------------------
Global Macro:
   Analytic Global Opportunity Fund I, Ltd. (b)        05/01/2006   $  8,304,000     $  8,141,940         1.17%         Monthly
   Bridgewater Pure Alpha Fund II, LLC (c)             10/01/2005     16,389,000       16,099,546         2.31          Monthly
   First Quadrant Global Macro Fund, Ltd. (b)          12/01/2005     26,000,000       25,646,516         3.68          Monthly
                                                                   ---------------------------------------------
Total Global Macro                                                    50,693,000       49,888,002         7.16



Long/Short Equity:
   Alydar QP Fund, LP                                  02/01/2004     21,326,059       23,453,998         3.37         Quarterly
   Boathouse Row I, LP                                 01/01/2006     20,000,000       23,725,730         3.40         Quarterly
   Fuller and Thaler International
    Long Short Fund, LP                                11/01/2005     18,000,000       18,140,180         2.60         Quarterly
   GPS Income Fund, LP                                 09/01/2006     22,000,000       24,637,337         3.54          Monthly

   Hayground Cove Turbo Fund, LP                       04/01/2005      9,309,576       12,089,054         1.73          Monthly
   Highline Capital Partners QP, LP                    01/01/2006     16,775,688       18,301,567         2.63         Quarterly
   Southport Millenium Fund, LP                        10/01/2003     21,173,000       25,649,296         3.68         Quarterly
   SuNova Partners, LP                                 10/01/2003     13,842,000       16,850,672         2.42         Quarterly
   Tiger Consumer Partners Fund LP                     12/01/2006     15,000,000       14,953,251         2.15         Quarterly
   Waterloo Partners, LP                               03/01/2006     23,000,000       21,227,231         3.05         Quarterly
                                                                   ---------------------------------------------
Total Long/Short Equity                                              180,426,323      199,028,316        28.57


Multi-Strat:
   Liberty View Leverage Plus Fund, Ltd.               10/01/2003     29,216,000       33,295,652         4.78          Monthly
   LIM Asia Arbitrage Fund                             07/01/2006     26,000,000       27,308,623         3.92          Monthly
   Vicis Capital Fund (b)                              09/01/2005     29,500,000       33,235,037         4.77         Quarterly
                                                                   ---------------------------------------------
Total Multi-Strat                                                     84,716,000       93,839,312        13.47
                                                                   ---------------------------------------------
Total Investments (a)                                               $569,325,002     $627,817,642        90.10%
                                                                   =============================================



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                           SEI Opportunity Fund, L.P.
                 Schedule of Investments (continued) (Unaudited)
                                December 31, 2006

Percentages are based on Net Assets of $696,781,843.

* Investment funds are non-income producing.

** Available frequency of redemptions after initial lock-up period.

(a) The aggregate cost of investments for tax purposes was $569,325,002. Net unrealized appreciation on investments for tax purposes was $58,492,640 consisting of $62,442,220 of gross unrealized appreciation and $3,949,580 of gross unrealized depreciation.

(b) Domiciled in the Cayman Islands. The total value of such investments as of December 31, 2006 was $111,364,125 and represented 15.98% of Members' Capital.

(c) Domiciled in the British Virgin Islands. The total value of such investments as of December 31, 2006 was $16,099,546 and represented 2.31% of Members' Capital.

The investments in Investment Funds shown above, representing 90.10% of Members' Capital, have been fair valued in accordance with procedures established by the Board of Directors.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Opportunity Fund, L.P.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             -----------------------------
                                             Robert A. Nesher
                                             President

Date:  February 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             -----------------------------
                                             Robert A. Nesher
                                             President

Date:  February 28, 2007



By (Signature and Title)*                    /s/ Michael J. Leahy
                                             -----------------------------
                                             Michael J. Leahy
                                             Treasurer


Date:  February 28, 2007

* Print the name and title of each signing officer under his or her signature.